UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Contrarian Capital Management, L.L.C.

Address:    411 West Putnam Avenue
            Suite 425
            Greenwich, CT 06830

13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jon R. Bauer
Title:      Managing Member
Phone:      (203) 862-8200

Signature, Place and Date of Signing:


/s/ Jon R. Bauer             Greenwich, Connecticut            May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: $482,213
                                        (thousands)

List of Other Included Managers:

No.      Form 13F File Number             Name
---      --------------------             ----

1.       028-15262                        Contrarian Capital Fund I, L.P.



                                                     FORM 13F INFORMATION TABLE
                                               Contrarian Capital Management, L.L.C.
                                                           March 31, 2013



COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT    PRN CALL  DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------    --- ----  ----------  -----    ----      ------ ----
AMERICAN INTL GROUP INC       COM NEW           026874784  18,450       475,270 SH        SOLE        1          475,270
ANNALY CAP MGMT INC           COM               035710409     661        41,627 SH        SOLE        1           41,627
AVIS BUDGET GROUP             COM               053774105   1,566        56,267 SH        SOLE        1           56,267
BANK OF AMERICA CORPORATION   COM               060505104  24,054     1,974,884 SH        SOLE        1        1,974,884
BEAZER HOMES USA INC          COM NEW           07556Q881   1,112        70,184 SH        SOLE        1           70,184
BROOKFIELD RESIDENTIAL PPTYS  COM               11283W104   2,629       107,991 SH        SOLE        1          107,991
CAL DIVE INTL INC DEL         COM               12802T101     519       288,384 SH        SOLE        1          288,384
CEDAR FAIR L P                DEPOSITRY UNIT    150185106   1,885        47,403 SH        SOLE        1           47,403
CHARTER COMMUNICATIONS INC D  CL A NEW          16117M305  19,142       183,744 SH        SOLE        1          183,744
CHEMTURA CORP                 COM NEW           163893209   1,035        47,911 SH        SOLE        1           47,911
COMPUWARE CORP                COM               205638109   1,027        82,210 SH        SOLE        1           82,210
COSTAMARE INC                 SHS               Y1771G102     950        59,773 SH        SOLE        1           59,773
DELTA AIR LINES INC DEL       COM NEW           247361702   9,316       564,250 SH        SOLE        1          564,250
DIAMOND FOODS INC             COM               252603105   1,164        69,031 SH        SOLE        1           69,031
DIGITAL GENERATION INC        COM               25400B108   1,963       305,691 SH        SOLE        1          305,691
EXIDE TECHNOLOGIES            COM NEW           302051206   1,430       529,804 SH        SOLE        1          529,804
FAIRPOINT COMMUNICATIONS INC  COM NEW           305560302   1,931       258,510 SH        SOLE        1          258,510
GENERAL MTRS CO               COM               37045V100   4,233       152,149 SH        SOLE        1          152,149
GOODYEAR TIRE & RUBR CO       COM               382550101   1,283       101,807 SH        SOLE        1          101,807
LYONDELLBASELL INDUSTRIES N   SHS - A -         N53745100  41,047       648,560 SH        SOLE        1          648,560
NRG ENERGY INC                COM NEW           629377508  18,837       711,096 SH        SOLE        1          711,096
PARKER DRILLING CO            COM               701081101     544       127,175 SH        SOLE        1          127,175
RESOLUTE FST PRODS INC        COM               76117w109  25,915     1,601,653 SH        SOLE        1        1,601,653
SANOFI                        RIGHT 12/31/2020  80105N113     770       430,188 SH        SOLE        1          430,188
SPANSION INC                  COM CL A NEW      84649R200   1,231        95,632 SH        SOLE        1           95,632
SUNCOKE ENERGY PARTNERS L P   COMUNIT REP LT    86722Y101   1,118        53,488 SH        SOLE        1           53,488
SUPERVALU INC                 COM               868536103   3,316       657,959 SH        SOLE        1          657,959
TEEKAY TANKERS LTD            CL A              Y8565N102   6,663     2,337,861 SH        SOLE        1        2,337,861
TEMPUR PEDIC INTL INC         COM               88023U101   2,031        40,925 SH        SOLE        1           40,925
TESORO CORP                   COM               881609101   1,980        33,820 SH        SOLE        1           33,820
UNITED CONTL HLDGS INC        COM               910047109  18,024       563,083 SH        SOLE        1          563,083
VANTAGE DRILLING COMPANY      ORD SHS           G93205113   2,961     1,691,724 SH        SOLE        1        1,691,724
WALTER ENERGY INC             COM               93317Q105     749        26,275 SH        SOLE        1           26,275
WPX ENERGY INC                COM               98212B103   1,349        84,190 SH        SOLE        1           84,190




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